INCOME TAX (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Profit (Loss) before taxes on income		$ (18,984)	$ 42,425	$ 72,275
Tax calculated according to the Company’s primary tax rate		(4,366)	9,758	16,623
Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income	[1]	3,329	11,642	(3,364)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes		0	(654)	0
Effect of reduced tax rate on preferred loss (income)		4,963	(4,625)	(7,226)
Utilization of tax losses from prior years for which deferred taxes were not created		(90)	(2,539)	(1,117)
Effect on deferred taxes at a rate different from the primary tax rate		892	2,697	(3,329)
Recognition of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past		(4,852)	(1,104)	(4,586)
Recognition in temporary differences for which deferred taxes are not recognized		656	35	0
Foreign tax rate differential		1,971	4,478	2,051
Tax expenses (benefit)		$ 2,503	$ 19,688	$ (948)
Effective income tax rate		13.00%	(46.00%)	(1.00%)
Israel
Disclosure Of Income Tax [Line Items]
Primary tax rate of the Company		23.00%	23.00%	23.00%
Additional tax (tax saving) in respect of:
Tax expenses (benefit)		$ (5,352)	$ 5,766	$ 4,995

[1]	including non- deductible share-based compensation expenses.